Grant Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Grant Agreements [Abstract]
Grant Agreements
7.	Grant Agreements –

In 2013 the Company was the recipient of two grants in the amount of $300,000 and $150,000 from the California Energy Commission (“CEC”) and SCAQMD. The grants were provided to assist in the construction and equipping of a CNG filling station in Lake Forest, California. The grant funds were used to complete the construction of a facility on El Toro Road as contemplated in the grant agreements. The project was completed by an Affiliate of the Company, as defined in the agreement. The grant proceeds are subject to repayment if the Company does not satisfy certain operational metrics contained in the grant agreements. The Company believes that it can satisfy these objectives, although it cannot provide assurance that such future events will occur. In addition, the use of an Affiliate of the Company on the project could be construed as requiring amendments to the grant agreements or consent from the CEC or SCAQMD, neither of which has been obtained by the Company.

8.	Grant Agreements

In 2013 the Company was the recipient of two grants in the amount of $300,000 and $150,000 from the California Energy Commission (“CEC”) and South Coast Air Quality Management District (SCAQMD), respectively. The grants were provided to assist in the construction and equipping of a compressed natural gas (CNG) filling station in Lake Forest, California. The grant funds were used to complete the construction of a facility on El Toro Road as contemplated in the grant agreements. The project was completed by an Affiliate of the Company.  The grant proceeds are subject to repayment if the Company does not satisfy certain operational metrics contained in the grant agreements. The Company believes that it can satisfy these objectives, although it cannot provide assurance that such future events will occur. In addition, the use of an Affiliate of the Company on the project could be construed as requiring amendments to the grant agreements or consent from the CEC or SCAQMD, neither of which has been obtained by the Company.